Income Taxes, (Benefit) Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current [Abstract]
U.S. federal	$ 6.3	$ 25.6	$ 64.0
U.S. state and local	0.9	1.5	3.0
Non-U.S.	45.2	47.8	49.8
Deferred [Abstract]
U.S. federal	(13.2)	14.4	(217.5)
U.S. state and local	0.5	(0.7)	0.0
Non-U.S.	(7.9)	(8.5)	(30.5)
Provision (benefit) for income taxes	$ 31.8	$ 80.1	$ (131.2)